Submission	Aug. 12, 2026
Submission [Line Items]
Central Index Key	0002024656
Registrant Name	Kandal M Venture Limited
Registration File Number	333-297295
Form Type	F-3
Submission Type	F-3/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A